Changes in accounting policies - Disclosure of the Balance Sheet as a Result of the Retrospective Application of IFRS 17 (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023 [1]	Oct. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	$ 590	$ 647	$ 500
Other assets	27,955	27,659	35,153
Liabilities and equity
Other liabilities	24,979	26,653	28,104
Retained earnings	$ 31,162	$ 30,352	28,767
Increase (decrease) due to changes in accounting policy [member] | IFRS 17 [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			20
Other assets			(44)
Liabilities and equity
Other liabilities			32
Retained earnings			(56)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			480
Other assets			35,197
Liabilities and equity
Other liabilities			28,072
Retained earnings			$ 28,823

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.